Business Combination and Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Business Combination and Reverse Recapitalization [Abstract]
Business combination and reverse recapitalization
4.	Business combination and reverse recapitalization

The SPAC Merger was accounted for as a capital reorganization in accordance with IFRS 2 Share-based Payments (“IFRS 2”). Under this method of accounting, JVSPAC is treated as the “acquired” company for financial reporting purposes and Hotel101 Global as the accounting “acquirer”. As such, Hotel101 Global is deemed the accounting predecessor of the combined business, and HBNB, as the parent company of the combined business, is the successor SEC registrant, meaning that Hotel101 Global’s financial statements for previous periods will be disclosed in the registrant’s periodic reports filed with the SEC from here forward. The net assets of JVSPAC were stated at historical cost, with no goodwill or other intangible assets recorded. The SPAC Merger, which is not within the scope of IFRS 3 Business Combinations (“IFRS 3”), since JVSPAC did not meet the definition of a “business” pursuant to IFRS 3, was accounted for within the scope of IFRS 2. Any excess of fair value of the HBNB’s common shares issued over the fair value of JVSPAC’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.

The consolidated financial statements of the merged company will represent a continuation of the financial statements of Hotel101 Global. The historical financial statements also include HBNB since its inception in 2024 as this entity was under common control in the historical period. The principles and guidance on the preparation and presentation of the consolidated financial statements will be applied as follows:

-	the assets and liabilities of Hotel101 Global and HBNB recognized and measured in the financial statements at their carrying amounts immediately prior to the Capital Reorganization;

-	the net investment of Hotel101 Global and HBNB are recognized in the financial statements at amounts immediately prior to the Capital Reorganization. Common shares and capital surplus have been adjusted retroactively to reflect the legal capital of Hotel101 Global; and

-	the comparative information presented in the financial statements are that of Hotel101 Global and HBNB.

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on June 30, 2025:

Cash and Cash-Trust Account, net of redemptions	US$	1,467,432
Less: transaction costs and professional fees, paid directly from Trust Account		(678,546)
Net proceeds received from Trust and Cash Account	US$	788,886

The following table summarizes the impact to the Statement of Equity related to the Business Combination on June 30, 2025:

	Number of shares	Amount (US$)
Shares issued to SPAC public investors (at US$3.64 / share)	1,546,148	US$	5,627,979
Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	1,996,250		7,266,350
Shares issued to Advisor (at US$3.64 / share)	600,000		2,184,000
Shares issued to key executives, employees and consultants (at US$3.64 / share)	34,500,000		125,580,000
Business Combination equity issued			140,658,329
Cost of issuance			(5,741,905)
Business Combination equity issued, net of transaction costs		US$	134,916,424

Listing expense

As discussed above, as the SPAC Merger was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the Company, and the fair value of the JVSPAC’s identifiable net assets represented a service received by the Company, and thus was recognized as an expense upon consummation of the SPAC Merger.

Upon Closing, the excess fair value of the equity interests deemed to have been issued to JVSPAC as consideration over the fair value of JVSPAC’s identifiable net assets was recognized as a listing expense in the amount of US$13.76 million in the consolidated income statement for the period ended December 31, 2025.

The following table displays the calculation of the listing expense recognized:

	Number of shares	Amount (US$)
Shares issued to SPAC public investors (at US$3.64 / share)	1,546,148		5,627,979
Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	1,996,250		7,266,350
Fair value of consideration			12,894,329
Fair value of JVSPAC Net Liabilities acquired			861,291
Excess of fair value of consolidation over JVSPAC’s net assets (IFRS 2 charge for listing service)		US$	13,755,620

Redemptions resulted in US$61,468,797 of trust cash being paid out to SPAC shareholders before closing. The remaining trust cash of US$1,467,432, less liabilities assumed of US$2,328,723, resulted in net liabilities of US$861,291 being acquired.

HBNB also issued 600,000 HBNB Ordinary Shares to its financial advisor as compensation for the services rendered by the financial advisor for the business combination.

Following the transaction, the Company had 234,152,398 ordinary shares outstanding, consisting of:

Number of shares
Shares issued to SPAC public investors	1,546,148
Shares issued to SPAC sponsor and Maxim	1,996,250
Shares issued to Advisor	600,000
Shares issued to executives, employees and consultants	34,500,000
Shares issued to former Hotel101 Global Shareholders	195,500,000
Initial shares of the Company	10,000
234,152,398

The number of shares issued by the Company to former Hotel101 Global shareholders was determined as follows:

	Legacy Shares	Shares after conversion ratio
Common Stock issued to former Hotel101 Global Shareholders	12,558,533	195,500,000